Capital Disclosures (Details)	12 Months Ended
Dec. 31, 2022
Disclosure Of Classes Of Share Capital Text Block Abstract
Percentage of credit facility amount	35.00%
Leverage ratio, description	the first lien net leverage ratio was 5.30:1.00 (December 31, 2021 — 4.63:1.00), which was less than the maximum test ratio of 5.75:1.00.